CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Current assets:
Cash and cash equivalents	¥ 69,895	$ 10,100	¥ 63,461	$ 9,201
Restricted cash	6,948	1,007	33,837
Accounts and notes receivable, net	49,969	7,245	47,951
Prepayment and other current assets, net	46,856	6,794	60,460
Total current assets	173,668	25,180	205,709
Non-current assets:
Property, equipment and software, net			3,467
Intangible assets, net			17,711
Operating lease right-of-use assets	10,135	1,469	5,104
Long-term investments	5,383	780	5,357
Goodwill	45,561	6,606	115,414
Other non-current assets	522	76	313
Total non-current assets	61,601	8,931	147,366
Total assets	235,269	34,111	353,075
Current liabilities:
Accounts payable	13,658	1,981	29,577
Advance from customers	3,695	536	15,401
Salary and welfare benefits payable	32,944	4,776	39,870
Short-term borrowings	3,169	459	7,000
Other taxes payable	24,727	3,585	21,822
Current portion of deferred revenue	1,345	195	4,139
Short-term operating lease liabilities	5,200	753	2,589
Guarantee liabilities			4,073
Other current liabilities	¥ 23,821	$ 3,455	¥ 27,313
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Total current liabilities	¥ 108,559	$ 15,740	¥ 151,784
Long-term borrowings	1,546	224
Non-current portion of deferred revenue	18	3	98
Deferred tax liability			5,451
Long-term operating lease liabilities	7,494	1,087	1,475
Warrant liability	24,376	3,534
Other non-current liabilities	492	71	957
Total non-current liabilities	33,926	4,919	7,981
Total liabilities	142,485	20,659	159,765
Commitments and contingencies
Shareholders' equity:
Treasury stock (14,907,047 and 14,907,047 treasury stock as of December 31, 2021 and 2022, respectively)	(45,886)	(6,653)	(45,886)
Additional paid-in capital	1,296,951	188,040	1,231,135
Accumulated deficit	(1,150,135)	(166,754)	(983,645)
Accumulated other comprehensive loss	(8,416)	(1,220)	(7,408)
Total TuanChe Limited shareholders' equity	92,784	13,452	194,413
Non-controlling interests			(1,103)
Total shareholders' equity	92,784	13,452	193,310
TOTAL LIABILITIES AND EQUITY	235,269	34,111	353,075
Class A ordinary shares
Shareholders' equity:
Ordinary shares	235	34	182
Class B ordinary shares
Shareholders' equity:
Ordinary shares	¥ 35	$ 5	¥ 35